Investments - OTTI losses included in AOCI at the time of impairment for fixed income securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments [Abstract]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 180	$ 208
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(86)	(101)
Municipal
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(5)	(5)
Corporate
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(2)	0
ABS
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(10)	(15)
RMBS
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	(67)	(77)
CMBS
Other-than Impairment Losses Included in Accumulated Other Comprehensive Income
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	$ (2)	$ (4)